Non-trading securities	6 Months Ended
Sep. 30, 2017
Non-trading securities
Non-trading securities

5. Non-trading securities:

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2017 and September 30, 2017.

	Millions of yen
	March 31, 2017
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥89,851	¥3,953	¥585	¥93,219
Foreign government, agency and municipal securities	25,326	2,434	198	27,562
Corporate bonds	117,140	6,942	930	123,152
Equity securities	42,947	21,826	22	64,751

Total	¥275,264	¥35,155	¥1,735	¥308,684

	Millions of yen
	September 30, 2017
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥62,056	¥4,169	¥228	¥65,997
Foreign government, agency and municipal securities	24,950	2,649	159	27,440
Corporate bonds	109,726	6,616	556	115,786
Equity securities	43,714	24,462	20	68,156

Total	¥240,446	¥37,896	¥963	¥277,379

For the six months ended September 30, 2016, non-trading securities of ¥34,986 million were disposed of resulting in ¥3,353 million of realized gains and ¥1,064 million of realized losses. Total proceeds received from these disposals were ¥37,275 million. For the six months ended September 30, 2017, non-trading securities of ¥14,398 million were disposed of resulting in ¥393 million of realized gains and ¥365 million of realized losses. Total proceeds received from these disposals were ¥14,426 million.

For the three months ended September 30, 2016, non-trading securities of ¥21,156 million were disposed of resulting in ¥2,435 million of realized gains and ¥727 million of realized losses. Total proceeds received from these disposals were ¥22,864 million. For the three months ended September 30, 2017, non-trading securities of ¥8,683 million were disposed of resulting in ¥274 million of realized gains and ¥365 million of realized losses. Total proceeds received from these disposals were ¥8,592 million.

Related gains and losses were computed using the average method. For the six months ended September 30, 2016 and September 30, 2017, there were no transfers of non-trading securities to trading assets.

The following table presents the fair value of residual contractual maturity of non-trading debt securities as of September 30, 2017. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	September 30, 2017
	Total	Years to maturity
		Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥209,223	¥30,148	¥101,490	¥57,189	¥20,396

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2017 and September 30, 2017.

	Millions of yen
	March 31, 2017
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥27,318	¥585	¥0	¥0	¥27,318	¥585
Foreign government, agency and municipal securities	3,366	198	—	—	3,366	198
Corporate bonds	28,398	930	—	—	28,398	930
Equity securities	1,394	22	—	—	1,394	22

Total	¥60,476	¥1,735	¥0	¥0	¥60,476	¥1,735

	Millions of yen
	September 30, 2017
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥11,970	¥228	¥0	¥0	¥11,970	¥228
Foreign government, agency and municipal securities	3,046	159	—	—	3,046	159
Corporate bonds	32,504	556	—	—	32,504	556
Equity securities	989	20	—	—	989	20

Total	¥48,509	¥963	¥0	¥0	¥48,509	¥963

As of March 31, 2017, the total number of non-trading securities in unrealized loss positions was 41. As of September 30, 2017, the total number of non-trading securities in unrealized loss positions was 38.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more likely than not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not intend to sell the debt security and it is not more likely than not that Nomura will be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized through earnings and any non-credit loss component recognized within Other comprehensive income (loss).

For the six and three months ended September 30, 2016, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥872 million and ¥271 million respectively. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were ¥210 million and ¥24 million respectively. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were not significant. Other gross unrealized losses of non-trading securities were considered temporary.

For the six and three months ended September 30, 2017, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥19 million and ¥19 million respectively. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were ¥29 million and ¥nil respectively. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were not significant. Other gross unrealized losses of non-trading securities were considered temporary.